Related Party Transactions (Details)	Dec. 31, 2020 USD ($)
Baotou Zhongzhe Hengtong Technology Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Amount repaid	$ 180,483
Beijing Zhongzhe Yuantong Technology Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Amount repaid	$ 709,660